Pay vs Performance Disclosure pure in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Pursuant to SEC rules, the following table sets forth information on the relationship between the Company’s financial performance, stockholder return and the compensation of the individuals serving as our President and Chief Executive Officer (referred to as our “PEO”) and, on average, our other named executive officers during 2020, 2021 and 2022. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to our “Compensation Discussion and Analysis.”
	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO				Value of Initial fixed 100 Investment Based On:
Year	Matthew Wilson ($)(1)	Barry L. Cottle ($)(1)	Matthew Wilson ($)(2)	Barry L. Cottle ($)(2)	Avg Summary Compensation Table Total for Non- PEO NEOs ($)(1)	Average Compensation Actually Paid to Non- PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income ($ millions)	AEBITDA ($ millions)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	3,193,994	6,136,011	2,072,063	(17,892,828)	4,171,510	3,551,910	218.83	102.31	3,675(5)	913
2021	—	13,485,500	—	29,951,291	3,046,670	5,456,124	249.56	142.33	371	793
2020	—	3,614,599	—	9,975,671	2,701,249	3,385,216	154.94	97.33	(569)	374
(1)
The amounts shown in columns (b) and (c) are the amounts of total compensation reported in our “Summary Compensation Table” for each of Messrs. Wilson and Cottle for the years in which the applicable individual served as President and Chief Executive Officer. The amounts in column (f) are averages of the amounts of total compensation reported in our “Summary Compensation Table” for all of our named executive officers, other than individuals serving as our President and Chief Executive Officer, for the applicable year. Such other named executive officers, for each year, are:

—
2022: Constance P. James, Patrick J. McHugh, Siobhan Lane and James Sottile;

—
2021: Constance P. James, Michael C. Eklund, Patrick J. McHugh, James Sottile and Matthew Wilson; and

—
2020: Michael C. Eklund, Michael A. Quartieri, James Sottile, Matthew Wilson and Michael F. Winterscheidt.

(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.

Year	Summary Compensation Table Total (Wilson) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Wilson) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Wilson) ($)(b)	Compensation Actually Paid (Wilson) ($)
2022	3,193,994	1,499,904	377,973	2,072,063
Year	Summary Compensation Table Total (Cottle) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Cottle) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Cottle) ($)(b)	Compensation Actually Paid (Cottle) ($)
2022	6,136,011	4,499,951	(19,528,888)	(17,892,828)
2021	13,485,500	9,151,065	25,616,856	29,951,291
2020	3,614,599	1,750,000	8,111,072	9,975,671
Year	Average Summary Compensation Table Total (Other NEOs) ($)	Exclusion of Average of Equity Awards Reported in the Summary Compensation Table Total (OtherNEOs) ($)(a)	Average Equity Award Additions to Summary Compensation Table Total(Other NEOs) ($)(b)	Average Compensation Actually Paid (Other NEOs) ($)
2022	4,171,510	1,124,969	505,368	3,551,910
2021	3,046,670	1,282,540	3,691,994	5,456,124
2020	2,701,249	1,932,190	2,616,157	3,385,216

(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Wilson) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Wilson) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Wilson) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Wilson) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Wilson) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Wilson) ($)	Total Equity Award Additions (Wilson) ($)
2022	1,460,592	(588,072)	—	(494,547)	—	—	377,973
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Cottle) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Cottle) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Cottle) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Cottle) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Cottle) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Cottle) ($)	Total Equity Award Additions (Cottle) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856
2020	9,075,938	4,523,919	—	(2,810,785)	(2,678,000)	—	8,111,072
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2022	1,153,984	(234,295)	—	(222,218)	(192,103)	—	505,368
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994
2020	2,976,285	151,147	—	(305,742)	(205,534)	—	2,616,157
(3)
The Peer Group Total Shareholder Return set forth in this table consists of the same peer group we utilize in the stockholder return performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022, and consists of Aristocrat

(Australian Securities Exchange: ALL), IGT (New York Stock Exchange: IGT), Intralot, S.A. (Athens Stock Exchange: INLOT), Pollard Banknote Limited (Toronto Stock Exchange: PBL) and Everi Holdings Inc. (New York Stock Exchange: EVRI) (the “Peer Group”). The Total Shareholder Return dollar amounts shown in column (h) assume $100 was invested on January 1, 2020 through the end of the listed year in the Company and such Peer Group, respectively, assuming that all dividends were reinvested.
(4)
For purposes of providing a consistent measure for each fiscal year presented, AEBITDA for each year is measured on a Consolidated basis, although for fiscal years 2021 and 2020, annual bonus payments were determined based on AEBITDA measured on a Combined basis. A reconciliation of AEBITDA for each year is provided in Appendix A.

(5)
Includes a pre-tax gain of $4,927 million on the sale of discontinued operations. See Note 17 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name			AEBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The amounts shown in columns (b) and (c) are the amounts of total compensation reported in our “Summary Compensation Table” for each of Messrs. Wilson and Cottle for the years in which the applicable individual served as President and Chief Executive Officer. The amounts in column (f) are averages of the amounts of total compensation reported in our “Summary Compensation Table” for all of our named executive officers, other than individuals serving as our President and Chief Executive Officer, for the applicable year. Such other named executive officers, for each year, are:

—
2022: Constance P. James, Patrick J. McHugh, Siobhan Lane and James Sottile;

—
2021: Constance P. James, Michael C. Eklund, Patrick J. McHugh, James Sottile and Matthew Wilson; and

—
2020: Michael C. Eklund, Michael A. Quartieri, James Sottile, Matthew Wilson and Michael F. Winterscheidt.

Peer Group Issuers, Footnote [Text Block]
(3)
The Peer Group Total Shareholder Return set forth in this table consists of the same peer group we utilize in the stockholder return performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022, and consists of Aristocrat

(Australian Securities Exchange: ALL), IGT (New York Stock Exchange: IGT), Intralot, S.A. (Athens Stock Exchange: INLOT), Pollard Banknote Limited (Toronto Stock Exchange: PBL) and Everi Holdings Inc. (New York Stock Exchange: EVRI) (the “Peer Group”). The Total Shareholder Return dollar amounts shown in column (h) assume $100 was invested on January 1, 2020 through the end of the listed year in the Company and such Peer Group, respectively, assuming that all dividends were reinvested.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.

Year	Summary Compensation Table Total (Wilson) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Wilson) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Wilson) ($)(b)	Compensation Actually Paid (Wilson) ($)
2022	3,193,994	1,499,904	377,973	2,072,063
Year	Summary Compensation Table Total (Cottle) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Cottle) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Cottle) ($)(b)	Compensation Actually Paid (Cottle) ($)
2022	6,136,011	4,499,951	(19,528,888)	(17,892,828)
2021	13,485,500	9,151,065	25,616,856	29,951,291
2020	3,614,599	1,750,000	8,111,072	9,975,671
(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Wilson) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Wilson) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Wilson) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Wilson) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Wilson) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Wilson) ($)	Total Equity Award Additions (Wilson) ($)
2022	1,460,592	(588,072)	—	(494,547)	—	—	377,973
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Cottle) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Cottle) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Cottle) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Cottle) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Cottle) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Cottle) ($)	Total Equity Award Additions (Cottle) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856
2020	9,075,938	4,523,919	—	(2,810,785)	(2,678,000)	—	8,111,072

Non-PEO NEO Average Total Compensation Amount			$ 4,171,510	$ 3,046,670	$ 2,701,249
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,551,910	5,456,124	3,385,216
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.
Year	Average Summary Compensation Table Total (Other NEOs) ($)	Exclusion of Average of Equity Awards Reported in the Summary Compensation Table Total (OtherNEOs) ($)(a)	Average Equity Award Additions to Summary Compensation Table Total(Other NEOs) ($)(b)	Average Compensation Actually Paid (Other NEOs) ($)
2022	4,171,510	1,124,969	505,368	3,551,910
2021	3,046,670	1,282,540	3,691,994	5,456,124
2020	2,701,249	1,932,190	2,616,157	3,385,216

(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2022	1,153,984	(234,295)	—	(222,218)	(192,103)	—	505,368
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994
2020	2,976,285	151,147	—	(305,742)	(205,534)	—	2,616,157

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between “Compensation Actually Paid” and Total Shareholder Return
The graphs below show the relationship between the “Compensation Actually Paid” for our President and Chief Executive Officer(s), our other named executive officers and the total shareholder return of the Company and the Peer Group:

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between “Compensation Actually Paid” and Net Income
The graphs below reflect the relationship between the “Compensation Actually Paid” for our President and Chief Executive Officer(s), our other named executive officers and our net income:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between “Compensation Actually Paid” and AEBITDA
The graphs below reflect the relationship between the “Compensation Actually Paid” for our President and Chief Executive Officer(s), our other named executive officers and our AEBITDA:

Tabular List [Table Text Block]
We consider AEBITDA to be the most important measure used to link our performance to the “Compensation Actually Paid” for our named executive officers in 2022. This choice was motivated by the fact that AEBITDA, subject to certain adjustments, was one of the performance metrics under the 2022 LWICP, determining 33% of the payout for our executives with Company-wide responsibilities, and the sole performance metric for a significant portion of the outstanding equity awards held by our named executive officers is based on AEBITDA. The below list consists of, in addition to AEBITDA, our “most important” financial performance measures used to link our performance to the “Compensation Actually Paid” for our named executive officers in 2022. Each of the metrics in the list was a key component in our 2022 LWICP.
•
AEBITDA

•
Revenue

•
Free cash flow

Total Shareholder Return Amount			$ 218.83	249.56	154.94
Peer Group Total Shareholder Return Amount			102.31	142.33	97.33
Net Income (Loss)			$ 3,675,000,000	$ 371,000,000	$ (569,000,000)
Company Selected Measure Amount			913	793	374
PEO Name	Wilson	Cottle
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ 4,927,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			AEBITDA
Non-GAAP Measure Description [Text Block]			(4)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Free cash flow
Equity Award Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 505,368	$ 3,691,994	$ 2,616,157
Matthew Wilson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,193,994
PEO Actually Paid Compensation Amount			2,072,063
Barry L.Cottle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,136,011	13,485,500	3,614,599
PEO Actually Paid Compensation Amount			(17,892,828)	29,951,291	9,975,671
PEO [Member] | Matthew Wilson [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,499,904
PEO [Member] | Matthew Wilson [Member] | Equity Award Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			377,973
PEO [Member] | Matthew Wilson [Member] | Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,460,592
PEO [Member] | Matthew Wilson [Member] | Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(588,072)
PEO [Member] | Matthew Wilson [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			377,973
PEO [Member] | Matthew Wilson [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(494,547)
PEO [Member] | Barry L.Cottle [Member] | Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				10,065,199	9,075,938
PEO [Member] | Barry L.Cottle [Member] | Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,670,806	4,523,919
PEO [Member] | Barry L.Cottle [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,528,888)	25,616,856	8,111,072
PEO [Member] | Barry L.Cottle [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,000,729)	7,880,851	(2,810,785)
PEO [Member] | Barry L.Cottle [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,528,159)		(2,678,000)
Non-PEO NEO [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,124,969	1,282,540	1,932,190
Non-PEO NEO [Member] | Equity Awards Adjustments Of Year End Fair Value Of Current Year Equity Awards That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,153,984	1,168,135	2,976,285
Non-PEO NEO [Member] | Equity Awards Adjustments Of Year Change In Fair Value Of Outstanding And Unvested Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(234,295)	1,085,346	151,147
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			505,368	3,691,994	2,616,157
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(222,218)	1,438,514	(305,742)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(192,103)		(205,534)
Exclusion of Equity Awards [Member] | Barry L.Cottle [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,499,951	9,151,065	1,750,000
Equity Award Additions to Summary Compensation Table Total [Member] | Barry L.Cottle [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (19,528,888)	$ 25,616,856	$ 8,111,072